UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A (Amendment No. 1)

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	January 22, 2017 to February 21, 2017

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466
Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01
Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-3, Class A	|__|	|__|	|_X_|	___________
Series 2012-3, Class B	|__|	|__|	|_X_|	___________
Series 2012-6, Class A	|__|	|__|	|_X_|	___________
Series 2012-6, Class B	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________
Series 2013-1, Class A	|__|	|__|	|_X_|	___________
Series 2013-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class A	|__|	|__|	|_X_|	___________
Series 2014-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-1, Class A	|__|	|__|	|_X_|	___________
Series 2015-1, Class B	|__|	|__|	|_X_|	___________
Series 2015-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-2, Class A	|__|	|__|	|_X_|	___________
Series 2015-2, Class B	|__|	|__|	|_X_|	___________
Series 2015-2, Class C	|__|	|__|	|_X_|	___________
Series 2015-3, Class A	|__|	|__|	|_X_|	___________
Series 2015-3, Class B	|__|	|__|	|_X_|	___________
Series 2015-4, Class A	|__|	|__|	|_X_|	___________
Series 2015-4, Class B	|__|	|__|	|_X_|	___________
Series 2016-1, Class A	|__|	|__|	|_X_|	___________
Series 2016-1, Class B	|__|	|__|	|_X_|	___________
Series 2016-2, Class A	|__|	|__|	|_X_|	___________
Series 2016-2, Class B	|__|	|__|	|_X_|	___________
Series 2016-3, Class A	|__|	|__|	|_X_|	___________
Series 2016-3, Class B	|__|	|__|	|_X_|	___________

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to the Form 10-D for the monthly distribution period January 22, 2017 to February 21, 2017, as filed with the Securities and Exchange Commission on March 15, 2017 (the “Original Form 10-D”), is to amend the Monthly Noteholder’s Statement for Synchrony Credit Card Master Note Trust, Series 2016-3 as set forth as Exhibit 99.14 to this Form 10-D/A and as described in Item 9 below.  No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence.  Other than as described under Item 9 of Part II below, this Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I - Distribution Information.

The corrected Monthly Noteholder’s Statement is set forth in Exhibit 99.14 to this Form 10-D/A. This Form 10-D/A incorporates the other information provided in Part I by reference to the Original Form 10-D.

PART II - Other Information

This Form 10-D/A incorporates the other information provided in Part II by reference to the Original Form 10-D.

ITEM 9.  Other Information.

Synchrony Financial, as servicer for Synchrony Credit Card Master Note Trust (the “Issuer”), became aware that certain items in Section IV in the Monthly Noteholder’s Statement for Synchrony Credit Card Master Note Trust, Series 2016-3 were incorrectly reported as “N/A” in the Original Form 10-D. The Monthly Noteholder’s Statement for Synchrony Credit Card Master Note Trust, Series 2016-3 is amended as set forth in Exhibit 99.14 to correct this issue.

ITEM 10 - Exhibits

Exhibit No.	Document Description
99.14	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-3, for March 15, 2017 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: March 20, 2017	By:	/s/ Andrew Lee
	Name:	Andrew Lee
	Title:	Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.14	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-3, for March 15, 2017 Payment Date